Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Columbia Variable Portfolio – Disciplined Core Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Columbia Variable Portfolio – Disciplined Core Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Columbia Variable Portfolio – Disciplined Core Fund - Class 3 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%